SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment reporting
Number of operating segments | segment	2
Revenues	$ 629,428	$ 503,568	$ 446,103
Cost of revenues	269,496	228,490	239,393
Gross profit	359,932	275,078	206,710
Unallocated operating expenses	370,327	289,318	222,822
Loss from operations	(10,395)	(14,240)	(16,112)
Interest income	350	57	59
Interest expense	(4)	(5)	(13)
Other income, net	499	982	39,322
Impairment loss on investment	0	(56,083)	0
Income / (loss) before income taxes	(9,550)	(69,289)	23,256
Product sales
Segment reporting
Revenues	617,240	491,949	435,170
Cost of revenues	265,964	223,383	235,237
Gross profit	351,276	268,566	199,933
Services and others
Segment reporting
Revenues	12,188	11,619	10,933
Cost of revenues	3,532	5,107	4,156
Gross profit	$ 8,656	$ 6,512	$ 6,777